General and administration	12 Months Ended
Dec. 31, 2025
General and administration
General and administration

12.  General and administration

The Company’s general and administrative expenses incurred for the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
	$	$
Corporate administration	1,153	1,224
Professional fees	614	416
Salaries and benefits	2,756	2,547
Director fees	167	147
Amortization	185	184

	4,875	4,518